Summary of Significant Accounting Policies - Additional Information (Details)	Dec. 31, 2025	Dec. 31, 2024
EBP 003 [Member]
EBP, Accounting Policy [Line Items]
EBP, Risk and uncertainty, Concentration of ivestment, Benchmark threshold percentage	11.00%	11.00%